Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Maximum	Dec. 31, 2014 Pension Plan USD ($)	Dec. 31, 2013 Pension Plan USD ($)	Dec. 31, 2012 Pension Plan USD ($)	Dec. 31, 2014 Taiwan Monthly Payment USD ($)	Dec. 31, 2014 Taiwan Monthly Payment TWD	Dec. 31, 2014 Taiwan Pension Plan	Dec. 31, 2014 Taiwan Pension Plan Minimum	Dec. 31, 2014 Hong Kong	Dec. 31, 2014 Hong Kong Monthly Payment USD ($)	Dec. 31, 2014 Hong Kong Monthly Payment HKD	Dec. 31, 2014 For each of first 15 years of service	Dec. 31, 2014 For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary				45 months											2 months	1 month
Accumulated benefit obligation	$ 196,000	$ 360,000
Prepaid pension	(45,000)	170,000
Fair value of plan assets	303,000	300,000
Accumulated other comprehensive income	0	0
Net periodic benefit cost (income)	(199,000)	(77,000)	30,000
Percentage of salaries and wages contributed										2.00%	6.00%	5.00%
Defined benefit plan, expected contribution in 2015	14,000
Benefit payments from 2015 to 2019	1,000
Benefit payments from 2020 to 2024	1,000
Maximum monthly contribution for each employee								284	9,000				193	1,500
Total amount of defined contribution pension expenses					$ 364,000	$ 357,000	$ 585,000